Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 287,669	$ 274,548	$ 239,809
Securitization and structured entities' liabilities	25,020	$ 24,692	25,486
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	25,766		22,665
Metal deposits	223		139
Securitization and structured entities' liabilities	1,510		855
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	4,161		5,022
Residential mortgages loans	23		0
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 62		$ 134